Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Oct. 14, 2015
Registrant Name	SCHRODER CAPITAL FUNDS (DELAWARE)
Central Index Key	0000019532
Amendment Flag	false
Document Creation Date	Oct. 14, 2015
Document Effective Date	Oct. 14, 2015
Prospectus Date	Sep. 28, 2015
SCHRODER US OPPORTUNITIES FUND | SCHRODER US OPPORTUNITIES FUND - INVESTOR CLASS
Prospectus:
Trading Symbol	SCUIX
SCHRODER US OPPORTUNITIES FUND | SCHRODER US OPPORTUNITIES FUND - ADVISOR CLASS
Prospectus:
Trading Symbol	SCUVX
SCHRODER US OPPORTUNITIES FUND | SCHRODER US OPPORTUNITIES FUND - R6 Shares
Prospectus:
Trading Symbol	SCURX